Loans Payable (Details) - Schedule of future loan obligations according to the terms of the loan agreement	Dec. 31, 2021 USD ($)
Schedule of Future Loan Obligations According to the Terms of the Loan Agreement [Abstract]
Year 1	$ 1,174,756
Year 2	283,860
Total	$ 1,458,616